UNITED STATES
             		       SECURITIES AND EXCHANGE COMMISSION
			                         Washington, D.C. 20549

                          				    Form 13F

                     			    Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 1998 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 1999.

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
					[ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
       	     Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 31, 1999
	      [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

				  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total:   222726


List of Other Included Managers: NONE



							      FORM 13F INFORMATION TABLE

							   VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

	NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

AFC CABLE SYS INC              COMM STK         000950105      201     6000 SH       SOLE               0        0     6000
AVIRON                         COMM STK         053762100    11153   430000 SH       SOLE          176600        0   253400
BUCKLE INC                     COMM STK         118440106     1798    74900 SH       SOLE           15900        0    59000
CHUBB CORPORATION              COMM STK         171232101    20020   308600 SH       SOLE           49300        0   259300
COMPUTER ASSOCIATES INTL       COMM STK         204912109    42953  1007700 SH       SOLE          314400        0   693300
DEERE & COMPANY                COMM STK         244199105    31144   940200 SH       SOLE          161900        0   778300
DOMTAR INC                     COMM STK         257561100     3325   565900 SH       SOLE          144700        0   421200
EASTMAN KODAK COMPANY          COMM STK         277461109    13129   182350 SH       SOLE           56500        0   126250
FILENET CORP                   COMM STK         316869106     3693   322000 SH       SOLE           15000        0   307000
GOODYS FAMILY CLOTHING         COMM STK         382588101     1773   176700 SH       SOLE           31200        0   145500
HBO & CO                       COMM STK         404100109    23288   810900 SH       SOLE               0        0   810900
IMR GLOBAL CORP                COMM STK         45321W106     1155    39200 SH       SOLE           10000        0    29200
INTL MULTIFOODS CORP           COMM STK         460043102     1678    65000 SH       SOLE               0        0    65000
LASON HOLDINGS INC             COMM STK         51808R107      867    14900 SH       SOLE               0        0    14900
M/A/R/C INC                    COMM STK         552914103     1069    97200 SH       SOLE               0        0    97200
MEDQUIST INC                   COMM STK         584949101     2057    52000 SH       SOLE           16000        0    36000
MERCURY INTERACTIVE CPCO       COMM STK         589405109     1257    19900 SH       SOLE            4200        0    15700
MERIDIAN INDL TR INC           COMM STK         589643105     1323    56300 SH       SOLE            6300        0    50000
METZLER GROUP (THE)            COMM STK         592903108      997    20500 SH       SOLE            4600        0    15900
MGM GRAND INC                  COMM STK         552953101     4335   159800 SH       SOLE            9900        0   149900
MILLENNIUM CHEMICALS INC       COMM STK         599903101     2981   150000 SH       SOLE               0        0   150000
MITCHELL ENERGY & DEVELOPMENT  COMM STK         606592301    11411   981600 SH       SOLE          482600        0   499000
NORTH FORK BANCORP             COMM STK         659424105     6987   291900 SH       SOLE          213900        0    78000
OUTDOOR SYSTEMS                COMM STK         690057104     1317    43901 SH       SOLE           26500        0    17401
P F CHANGS CHINA BISTRO INC    COMM STK         69333Y108     2248   100200 SH       SOLE            4400        0    95800
PHARMACEUTICAL MARKETING       COMM STK         717123103     1114    77300 SH       SOLE               0        0    77300
PHOENIX TECHNOLOGY LTD         COMM STK         719153108     1374   158700 SH       SOLE            8700        0   150000
RAYOVAC                        COMM STK         755081106     1641    61500 SH       SOLE           18600        0    42900
ROBERTS PHARMACEUTICALS        COMM STK         770491108     1285    59100 SH       SOLE           16200        0    42900
TCF FINANCIAL CORP             COMM STK         872275102     1355    56000 SH       SOLE               0        0    56000
TECHNITROL INC                 COMM STK         878555101     1109    34800 SH       SOLE           16600        0    18200
TEREX CORP                     COMM STK         880779103     1480    51800 SH       SOLE           13500        0    38200
TRIANGLE PHARMACEUTICALS INC   COMM STK         89589H104      801    58000 SH       SOLE           22700        0    35300
UNOCAL CORPORATION             COMM STK         915289102    20408   699200 SH       SOLE          559200        0   140000



